NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.1%
	AEROSPACE & DEFENSE - 1.6%
20,300	Ducommun, Inc.(a)	$ 1,851,766

	APPAREL & TEXTILE PRODUCTS - 6.9%
142,000	Lakeland Industries, Inc.	2,156,980
32,000	Movado Group, Inc.	584,640
105,000	Rocky Brands, Inc.	3,195,150
165,000	Superior Group of Companies, Inc.	2,168,100
		8,104,870
	ASSET MANAGEMENT - 1.4%
92,000	Westwood Holdings Group, Inc.	1,633,920

	AUTOMOTIVE - 1.2%
33,731	Miller Industries, Inc.	1,419,738

	BANKING - 2.4%
50,500	Bar Harbor Bankshares	1,629,635
50,000	First Busey Corporation	1,235,000
		2,864,635
	BEVERAGES - 0.0%
278,942	Truett-Hurst, Inc.(a)(b)(c)	–

	COMMERCIAL SUPPORT SERVICES - 7.8%
112,000	Barrett Business Services, Inc.	5,465,600
52,000	Hackett Group, Inc. (The)	1,082,640
168,000	Healthcare Services Group, Inc.(a)	2,622,480
		9,170,720
	CONSTRUCTION MATERIALS - 5.6%
19,000	Apogee Enterprises, Inc.	835,525
46,000	United States Lime & Minerals, Inc.	5,792,320
		6,627,845
	CONSUMER SERVICES - 1.6%
100,000	Lincoln Educational Services Corporation(a)	1,881,000

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	E-COMMERCE DISCRETIONARY - 2.4%
107,000	Liquidity Services, Inc.(a)	$ 2,845,130

	ELECTRICAL EQUIPMENT - 1.5%
39,000	Allient, Inc.	1,769,820

	FOOD - 1.6%
7,000	Nathan's Famous, Inc.	732,900
72,000	Nature's Sunshine Products, Inc.(a)	1,213,200
		1,946,100
	GAS & WATER UTILITIES - 0.9%
110,000	Global Water Resources, Inc.	1,062,600

	HOME & OFFICE PRODUCTS - 2.9%
88,051	Hamilton Beach Brands Holding Company, Class A	1,297,872
252,000	Virco Mfg. Corporation	2,169,720
		3,467,592
	HOME CONSTRUCTION - 7.4%
71,000	Green Brick Partners, Inc.(a)	4,958,640
143,000	Interface, Inc.	3,820,960
		8,779,600
	HOUSEHOLD PRODUCTS - 0.8%
19,800	Central Garden & Pet Company(a)	721,314
4,950	Central Garden & Pet Company, Class A(a)	163,499
		884,813
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.4%
120,000	Eastern Company (The)	2,851,200

	LEISURE FACILITIES & SERVICES - 3.4%
250,000	Denny's Corporation(a)	1,142,500
194,000	Lindblad Expeditions Holdings, Inc.(a)	2,828,520
		3,971,020
	LEISURE PRODUCTS - 3.0%
214,000	Escalade, Inc.	2,696,400

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	LEISURE PRODUCTS - 3.0% (Continued)
21,101	Johnson Outdoors, Inc., Class A	$ 850,792
		3,547,192
	MACHINERY - 8.3%
16,100	Alamo Group, Inc.	3,404,506
44,000	CECO Environmental Corporation(a)	2,005,960
94,800	QEP Company, Inc.	3,525,612
10,500	Tennant Company	861,420
		9,797,498
	MEDICAL EQUIPMENT & DEVICES - 1.0%
780,000	Accuray, Inc.(a)	1,185,600

	OIL & GAS PRODUCERS - 1.3%
287,300	Evolution Petroleum Corporation	1,482,468

	RETAIL - DISCRETIONARY - 9.5%
21,000	Boot Barn Holdings, Inc.(a)	3,733,170
74,000	Build-A-Bear Workshop, Inc.	4,499,939
79,000	Ethan Allen Interiors, Inc.	2,331,290
33,000	Shoe Carnival, Inc.	689,700
		11,254,099
	SEMICONDUCTORS - 1.4%
70,000	Penguin Solutions, Inc.(a)	1,689,100

	SOFTWARE - 2.6%
66,000	Cantaloupe, Inc.(a)	717,420
158,000	Simulations Plus, Inc.	2,238,860
		2,956,280
	SPECIALTY REIT - 2.2%
163,000	Postal Realty Trust, Inc., Class A	2,581,920

	TECHNOLOGY HARDWARE - 1.6%
121,000	Turtle Beach Corporation(a)	1,914,220

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	TRANSPORTATION EQUIPMENT - 4.1%
61,000	Blue Bird Corporation(a)	$ 3,561,790
150,000	FreightCar America, Inc.(a)	1,281,000
		4,842,790
	WHOLESALE - DISCRETIONARY - 4.3%
81,000	Acme United Corporation	3,484,620
153,000	Hudson Technologies, Inc.(a)	1,554,480
		5,039,100

	TOTAL COMMON STOCKS (Cost $60,349,644)	107,422,636

	SHORT-TERM INVESTMENT — 9.0%
	MONEY MARKET FUND - 9.0%
10,558,772	First American Treasury Obligations Fund, Class X, 4.20%(d) (Cost $10,558,772)	10,558,772

	TOTAL INVESTMENTS - 100.1% (Cost $70,908,416)	$ 117,981,408
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(77,726)
	NET ASSETS - 100.0%	$ 117,903,682

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of August 31, 2025 was $0, representing 0% of net assets.
(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2025.